Option Granted by Company (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		851,869	60,000	60,000
Exercise price		$ 7.53	$ 8.05	$ 7.50
2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	[1]	159,000
Vesting period	[1]	vested in 2014
Exercise price	[1]	$ 5.63
Exercisable period, start date	[1]	Jun. 01, 2014
Exercisable period, end date	[1]	Apr. 24, 2017
Weighted average remaining contractual life in months	[1]	15 months 24 days
2013 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		60,000
Vesting period		100% vested at date of grant
Exercise price		$ 7.50
Exercisable period, start date		May 31, 2013
Exercisable period, end date		May 31, 2016
Weighted average remaining contractual life in months		5 months
2014 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		60,000
Vesting period		100% vested at date of grant
Exercise price		$ 8.05
Exercisable period, start date		Jun. 06, 2014
Exercisable period, end date		Jun. 05, 2017
Weighted average remaining contractual life in months		17 months 6 days
First 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		50,000
Vesting period		100% vested at date of grant
Exercise price		$ 3.97
Exercisable period, start date		Apr. 14, 2015
Exercisable period, end date		Apr. 13, 2018
Weighted average remaining contractual life in months		27 months 12 days
Second 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		75,000
Vesting period		100% vested at date of grant
Exercise price		$ 5.33
Exercisable period, start date		Jun. 05, 2015
Exercisable period, end date		Jun. 04, 2018
Weighted average remaining contractual life in months		29 months 3 days
Third 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		631,869
Vesting period		100% vested at date of grant
Exercise price		$ 8.00
Exercisable period, start date		Oct. 30, 2015
Exercisable period, end date		Oct. 29, 2020
Weighted average remaining contractual life in months		58 months
Fourth 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		30,000
Vesting period		100% vested at date of grant
Exercise price		$ 8.00
Exercisable period, start date		Nov. 02, 2015
Exercisable period, end date		Oct. 29, 2020
Weighted average remaining contractual life in months		58 months
Fifth 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		15,000
Vesting period		100% vested at date of grant
Exercise price		$ 8.00
Exercisable period, start date		Dec. 01, 2015
Exercisable period, end date		Oct. 29, 2020
Weighted average remaining contractual life in months		58 months
Sixth 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		50,000
Vesting period		100% vested at date of grant
Exercise price		$ 8.00
Exercisable period, start date		Dec. 17, 2015
Exercisable period, end date		Oct. 29, 2020
Weighted average remaining contractual life in months		58 months

[1]	Exercisable period modified in 2015